Joint operations (Tables)	12 Months Ended
Dec. 31, 2021
Contract where entity not operator
Disclosure of joint operations [line items]
Schedule of interests in joint arrangements

32.1       Contracts in which Ecopetrol is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	Chipirón		30-41%
SierraCol Energy Arauca, LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%
	Rondón		50%
Frontera Energy Colombia Corp	Quifa	Production	40%	Colombia
	Casanare		74.40%
	Corocora		83.91%
Perenco Colombia Limited	Estero	Production	95.98%
	Garcero		91.22%	Colombia
	Orocúe		86.47%
ONGC Videsh Limited Sucursal	Ronda Caribe RC-10	Exploration	50%	Offshore Caribe Norte
Colombia
Petrobras	Tayrona	Exploration	44%	Offshore Caribe Norte
Shell EP Offshore ventures Limited	Fuerte Sur		50%
	Purple Angel	Exploration	50%	Offshore Caribe Norte
	Col-5		50%
Canacol	Rancho Hermoso	Production	70%	Colombia
	Nuevas Formaciones
	Llanos 86		50%
	Llanos 87		50%
Geopark	Llanos 104	Exploration	50%	Colombia
	Llanos 123		50%
	Llanos 124		50%
	Mana		30%
Interoil Colombia	Ambrosia	Production	30%	Colombia
	Rio Opia		30%
Lewis	SSJN1	Exploration	50%	Colombia
	Saturno		10%
Shell	Sul de Gato do Mato	Exploration	30%	Brazil
	Gato do Mato		30%
BP Energy	Pau Brasil	Exploration	20%	Brazil
Occidental Midland Basin, LLC	Rodeo Midland Basin	Production	49%	Midland, Texas, USA
(Oxy)
Quarter North Energy	Gunflint	Production	32%	Golfo de México
Murphy Exploration and	Dalmatian	Production	30%	Golfo de México
Production Company - USA
OXY (Anadarko)- K2	K2	Production	21%	Golfo de México
Shell Offshore LLC	Rydberg	Exploration	29%	Golfo de México
Hess Corportation	ESOX	Production	21%	Golfo de México
Pemex Exploración y Producción	Bloque 8	Exploration	50%	Golfo de México
PC Carigali Mexico Operation SA	Bloque 6	Exploration	50%	Gulf of Mexico

Contract where Entity is operator
Disclosure of joint operations [line items]
Schedule of interests in joint arrangements

32.2       Contracts in which Ecopetrol is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29	Exploration	50%
	CR2		50%
ExxonMobil Exploration Colombia	C62		50%	Colombia
	VMM37		100%
	KALE		0%
Repsol Colombia SA	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Sucursal Colombia	RC9	Exploration	50%	Colombia
CPVEN E&P Corp. Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Parex Resources Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Repsol Colombia Oil & Gas Limited	CPO9 – Akacias	Production	55%	Colombia
SierraCol Energy Arauca, LLC	La Cira Infantas	Production	58%
	Teca		86%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
Total Colombie	Mundo Nuevo	Exploration	15%	Colombia
Repsol Exploración Colombia SA
Equion Energía Limited
Emerald Energy Colombia	Oleoducto Alto Magdalena	OAM	45%	Colombia
Frontera Energy
Lewis Energy Colombia Inc	Clarinero	Exploration	50%	Colombia
Total Colombie	Niscota	Production	20%	Colombia